Intangible assets - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Aug. 04, 2022	Dec. 31, 2020
Intangible assets
Write-off	€ 13	€ 35
Change in the scope of consolidation	673	1,835
Other changes	121	11
Goodwill	€ 3,138	2,862
Assets held for sale | Eni Corridor Srl
Intangible assets
Equity interest disposed (as a percent)	49.90%
Plenitude
Intangible assets
Goodwill	€ 2,927	€ 2,446
Be Power
Intangible assets
Equity interest acquired (as a percent)		100.00%
Aldro Energa Y Soluciones SLU
Intangible assets
Equity interest acquired (as a percent)		100.00%
Finproject SpA
Intangible assets
Equity interest acquired (as a percent)		60.00%		40.00%
Energia Eolica Boreas SLU | Plenitude
Intangible assets
Equity interest acquired (as a percent)			100.00%
CGU Domestic-Foreign Market | Retail sale of natural gas and electricity business of Plenitude
Intangible assets
Goodwill	€ 1,214
Period over which management has projected cash flows	4 years
Growth rate used to extrapolate cash flow projections	0.00%
Amount by which unit's recoverable amount exceeds its carrying amount	€ 7,000
CGU Domestic-Foreign Market | Retail sale of natural gas and electricity business of Plenitude | Minimum
Intangible assets
Discount rate	4.20%
CGU Domestic-Foreign Market | Retail sale of natural gas and electricity business of Plenitude | Maximum
Intangible assets
Discount rate	4.30%
CGU Domestic-Foreign Market | Renewables business of Plenitude
Intangible assets
Latest period of operations are being developed	2 years
Amount by which unit's recoverable amount exceeds its carrying amount if one percent point increase in weighted average cost of capital (WACC)	€ 250
Goodwill	€ 995
Period over which management has projected cash flows	4 years
CGU Domestic-Foreign Market | Renewables business of Plenitude | Minimum
Intangible assets
Discount rate	5.20%
CGU Domestic-Foreign Market | Renewables business of Plenitude | Maximum
Intangible assets
Discount rate	5.80%
CGU Domestic-Foreign Market | Be Power | E-mobility business of Plentitude
Intangible assets
Goodwill	€ 718
Period over which management has projected cash flows	4 years
Discount rate	10.70%
Amount by which unit's recoverable amount exceeds its carrying amount	€ 1,000
Accumulated impairment
Intangible assets
Goodwill	(2,662)
Intangible assets with definite useful lives
Intangible assets
Write-off	13	€ 35
Change in the scope of consolidation	191	237
Other changes	185	11
Intangible assets with definite useful lives | Definitive allocation
Intangible assets
Other changes	277
Intangible assets with definite useful lives | Plenitude
Intangible assets
Change in the scope of consolidation	391
Intangible assets with definite useful lives | Deconsolidated Entities
Intangible assets
Change in the scope of consolidation	(200)
Intangible assets with definite useful lives | PLT Energia Srl and SEF Srl | Plenitude
Intangible assets
Change in the scope of consolidation	217
Intangible assets with definite useful lives | Energia Eolica Boreas SLU | Plenitude
Intangible assets
Change in the scope of consolidation	153
Exploration rights
Intangible assets
Write-off	13	35
Change in the scope of consolidation	(200)
Other changes	(2)
Capitalized costs for customer acquisition | Plenitude & Power
Intangible assets
Intangible assets other than goodwill	358	348
Concessions, licenses, trademarks and similar items
Intangible assets
Intangible assets other than goodwill	692	139
Transport rights of natural gas | Assets held for sale
Intangible assets
Other changes	(115)
Customer relationship
Intangible assets
Intangible assets other than goodwill	101	109
Intangible assets in progress | Plenitude & Power
Intangible assets
Intangible assets other than goodwill	615
Goodwill
Intangible assets
Change in the scope of consolidation	482	€ 1,574
Other changes	(64)
Goodwill | SKGR Energy Single Member SA
Intangible assets
Change in the scope of consolidation	€ 52
Equity interest acquired (as a percent)	100.00%
Goodwill | PLT Energia Srl and SEF Srl
Intangible assets
Change in the scope of consolidation	€ 412
Equity interest acquired (as a percent)	100.00%
Goodwill | Energia Eolica Boreas SLU
Intangible assets
Change in the scope of consolidation	€ 18
Equity interest acquired (as a percent)	100.00%